Note 5 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ 1,747,777	$ 2,626,249	$ 3,763,394	$ 4,949,222	$ 9,417,612	$ 9,251,311